Share-based payments - Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares) | shares	12,825,541	14,072,332
Granted (in shares) | shares	3,420,407	3,357,303
Exercised (in shares) | shares	(506,828)	(4,459,559)
Forfeited or expired (in shares) | shares	(88,886)	(144,535)
Outstanding, ending balance (in shares) | shares	15,650,234	12,825,541
Exercisable (in shares) | shares	5,186,600	2,786,043
Weighted average exercise price of share options outstanding, beginning balance (CAD per share) | $ / shares	$ 57	$ 56
Weighted average exercise price of share options granted (CAD per share) | $ / shares	65	58
Weighted average exercise price of share options exercised (CAD per share) | $ / shares	52	54
Weighted average exercise price of share options forfeited or expired (CAD per share) | $ / shares	61	58
Weighted average exercise price of share options exercisable (CAD per share) | $ / shares	58	56
Weighted average share price, share options exercised (CAD per share) | $ / shares	$ 63	$ 62